Inventories, Net and Cost of sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net and Cost of Sales [Line Items]
Sale of inventories
Depreciation and amortization cost	80,687	76,279	$ 70,011
Lopez de Galarza [Member]
Inventories, Net and Cost of Sales [Line Items]
Real estate project		776
Exito Occidente [Member]
Inventories, Net and Cost of Sales [Line Items]
Real estate project	14,809	17,227
Éxito La Colina [Member]
Inventories, Net and Cost of Sales [Line Items]
Real estate project	2,132
Depreciation and amortization cost	$ 29,713	$ 29,095	$ 28,248